Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39977
Entity Registrant Name	Baosheng Media Group Holdings Ltd
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	Floor 15, Yonghe East Building B
Entity Address, Adress Line Two	No.28 Andingmen East Avenue
Entity Address, Address Line Three	Dongcheng District
Entity Address, City or Town	Beijing
Title of 12(b) Security	Ordinary Shares, par value $0.0005 per share
Trading Symbol	BAOS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	29,260,784
Entity Central Index Key	0001811216
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Accounting Standard	U.S. GAAP
Entity Address, Country	CN
Document Shell Company Report	false
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Auditor Firm ID	711
Document Registration Statement	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Wenxiu Zhong
Entity Address, Address Line One	Floor 15, Yonghe East Building B
Entity Address, Adress Line Two	No.28 Andingmen East Avenue
Entity Address, Address Line Three	Dongcheng District
Entity Address, City or Town	Beijing
City Area Code	86
Local Phone Number	13488886502
Entity Address, Country	CN